Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Operating segments [Abstract]
Schedule of Total Revenue by Region	The following table sets forth the Company’s total revenue by region for the periods indicated.

	Year ended December 31,
	2023	2024	2025
	(in thousands)
Asia :
China (including Hong Kong)	$21,702	$11,458	$7,261
Taiwan	29	468	893
Japan	49	696	1,960
Rest of Asia	43	47	436
Total Asia	21,823	12,669	10,550
Germany	1,001	687	629
France	1,285	1,405	2,957
United States of America	8,666	20,368	9,248
Rest of world (no single country representing more than 10%)	841	1,702	2,941
Total revenue	$33,616	$36,831	$26,325
Of our total revenue, 88.8% is attributable to international sales for the year ended December 31, 2025 (96.2% for 2024 and 96.2% for 2023).
The Company categorizes its total revenue based on technology.

	Year ended December 31,
	2023	2024	2025
	(in thousands)
Cellular IoT systems	$33,616	$36,831	$22,709
Radio transceivers for all wireless systems	—	—	3,616
Total revenue	$33,616	$36,831	$26,325
Additionally, the Company categorizes its total revenue based on product, license and services revenue.

	Year ended December 31,
	2023	2024	2025
	(in thousands)
Product revenue, transferred at a point of time	$8,060	$12,007	$15,489
License revenue, transferred at a point of time	2,846	19,353	8,036
License revenue, transferred over time	20,151	3,230	—
Development and other services transferred at a point of time	23	—	1,164
Development and other services transferred over time	2,536	2,241	1,062
Royalties	—	—	574
Total revenue	$33,616	$36,831	$26,325